Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of Trade and Other Payables

	December 31 2020	December 31 2019
	$	$
Trade accounts payable	217.6	225.5
Employee and payroll liabilities	277.4	266.7
Accrued liabilities	81.0	84.2
Trade and other payables	576.0	576.4